Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
	December 31, 2020	December 31, 2019
Trademark and license	11,755	$11,030
Software	43,780	41,082
Less: accumulated amortization	(20,562)	(14,789)
	$34,973	$37,323